Document and Entity Information	12 Months Ended
Dec. 31, 2014 CNY (¥) shares
Document And Entity Information
Entity Registrant Name	EURO TECH HOLDINGS CO LTD
Entity Central Index Key	0001026662
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment Description

The purpose of this Amendment No. 1 (“Amendment No. 1”) to the Annual Report on Form 20-F of Euro Tech Holdings Company Limited (the “Company”) for the fiscal year ended December 31, 2014, originally filed with the Securities and Exchange Commission on April 29, 2015 (the “Form 20-F”), is solely to (i) include restated financial statements of the Zhejiang Tianlan Environmental Protection Technology Company Limited (“Blue Sky”), an entity which the Company indirectly owns 20% of equity interest, and the restated financial statements of the Company after consolidation of the restated financial statements of Blue Sky: and (ii) include amended Item 3A, Item 4A, Item 5A and Item 5B of Part I due to the restatement.  During the audit of the Company’s consolidated financial statements for the year ended December 31, 2015, and the related audit of Blue Sky’s financial statements for the year ended December 31, 2015, certain errors in the Company’s and Blue Sky’s previously issued financial statements were identified, which errors stemmed from errors in the financial statements of Blue Sky. Specifically, it was determined that (i) Blue Sky had incorrectly accounted for the recognition of construction in progress (or CIP) at the year ended December 31, 2014; (ii) Blue Sky had overstated account and other receivables, other tax payable and income tax payable as of December 31, 2014. Such errors stemmed from the accounting treatment of one of Blue Sky’s construction projects. Blue Sky determined the income recognized for the project at issue should be reversed and all the cost related to this project should be recognized as CIP for the year ended December 31, 2014.  As a result of the foregoing, it was also determined that the Company had incorrectly accounted for the interest in Blue Sky and therefore incorrectly accounted for its net profit for the fiscal year ended December 31, 2014. The effects of the restatements are discussed in Note 24 to the Company’s financial statements for year ended December 31, 2014 and Note 22 to Blue Sky’s financial statements for year ended December 31, 2014.

On April 26, 2016 the Audit Committee of the Board of Directors of the Company concurred with and approved management’s recommendation, that the Company’s financial statements for the fiscal year ended December 31, 2014 and Blue Sky’s financial statements for year ended December 31, 2014 should no longer be relied upon due to the errors discussed above and should be restated. The Company’s management and the Audit Committee discussed the matters related to the restatements with Dominic K. F. Chan & Co. the Company’s independent registered public accounting firm.

Unless otherwise stated, all information contained in Amendment No. 1 is as of April 29, 2015, the filing date of the original Form 20-F. Except as stated herein, this Amendment No. 1 does not reflect events or transactions occurring after such filing date or modify or update those disclosures in the Form 20-F that may have been affected by events or transactions occurring subsequent to such filing date. No information in the Form 20-F other than as set forth above is amended hereby. Currently-dated certifications from our Chief Executive Officer and our Chief Financial Officer have been included as exhibits to this amendment.

Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | ¥	¥ 0
Entity Common Stock, Shares Outstanding | shares	2,069,223
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014